Investment Objectives and Goals	Dec. 29, 2025
ActivePassive Core Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	ActivePassive Core Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the ActivePassive Core Bond ETF (“Core Bond ETF” or the “Fund”) is to provide current income consistent with low volatility of principal.
ActivePassive Intermediate Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	ActivePassive Intermediate Municipal Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the ActivePassive Intermediate Municipal Bond ETF (“Intermediate Municipal Bond ETF” or the “Fund”) is to provide current income that is exempt from federal income taxes consistent with low volatility of principal.

ActivePassive International Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	ActivePassive International Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the ActivePassive International Equity ETF (“International Equity ETF” or the “Fund”) is to provide long-term capital appreciation.
ActivePassive U.S. Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	ActivePassive U.S. Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the ActivePassive U.S. Equity ETF (“U.S. Equity ETF” or the “Fund”) is to provide long-term capital appreciation.